Details of treasury and other financial risks - Estimated transaction exposure and related hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	€ 3,779	€ 5,131
Hedge of transaction exposure	2,920	3,363
Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,468	1,559
Hedge of transaction exposure		€ 1,322
Payables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	1,326
US Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,754
Hedge of transaction exposure	(1,530)
US Dollar [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	979
Hedge of transaction exposure	936
Yen [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	479
Hedge of transaction exposure	289
Yen [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	9
Hedge of transaction exposure	9
Pound Sterling [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	303
Hedge of transaction exposure	188
Pound Sterling [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	7
Hedge of transaction exposure	7
Yuan Renminbi [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	346
Hedge of transaction exposure	259
Yuan Renminbi [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	80
Hedge of transaction exposure	79
Canadian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	203
Hedge of transaction exposure	138
Zloty [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	65
Hedge of transaction exposure	62
Australian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	139
Hedge of transaction exposure	92
Australian Dollar [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1
Hedge of transaction exposure	1
Swiss Franc [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	132
Hedge of transaction exposure	56
Swiss Franc [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	3
Hedge of transaction exposure	2
Czech Koruna [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	48
Hedge of transaction exposure	50
Swedish Krona [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	55
Hedge of transaction exposure	17
Swedish Krona [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Russian Ruble [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	192
Russian Ruble [Member] | Receivables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	192
Russian Ruble [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	(129)
Hedge of transaction exposure	129
Others [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	64
Hedge of transaction exposure	46
Others [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	259
Hedge of transaction exposure	€ 162